CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities:
Net income (loss)	$ 9,003	$ (22,534)	$ (151,942)	$ (72,699)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Cost of lots sold	1,296	1,522	7,027	7,808
Depreciation and amortization	2,459	2,757	10,782	11,736
Provision for bad debt	1,144	2,042	7,559	7,358
Non-cash compensation expense	375	277	3,623	2,523
Loss on debt extinguishment			8,478
Loss on goodwill impairment			24,862
Non-cash interest expense	5,260	4,429	18,095	5,985
Other losses, net			8,106	11,504
Gain on sale of businesses	(24,086)
Changes in assets and liabilities:
Accounts receivable, net of allowance	(1,595)	(1,965)	(8,633)	4,498
Merchandise trust fund	(1,829)	(5,990)	(17,916)	4,295
Other assets	2,338	(4,382)	(56)	2,618
Deferred selling and obtaining costs	(1,178)	17	(3,598)	(4,819)
Deferred revenues	6,434	8,584	36,656	37,405
Deferred taxes, net	1,228		27,943	(2,591)
Payables and other liabilities	(6,087)	2,140	(8,972)	10,836
Net cash (used in) provided by operating activities	(5,238)	(13,103)	(37,986)	26,457
Cash Flows From Investing Activities:
Cash paid for capital expenditures	(2,073)	(1,903)	(6,418)	(12,172)
Cash paid for acquisitions				(1,667)
Proceeds from divestitures	28,190		6,255
Proceeds from asset sales				1,276
Net cash provided by (used in) investing activities	26,117	(1,903)	(163)	(12,563)
Cash Flows From Financing Activities:
Proceeds from issuance of redeemable convertible preferred units			12,500
Proceeds from issuance of redeemable convertible preferred units-related party			45,000
Proceeds from borrowings	2,639	24,562	406,087	29,880
Repayments of debt	(32,181)	(253)	(366,905)	(28,493)
Principal payment on finance leases	(425)	(366)	(1,464)
Cost of financing activities	(213)	(2,636)	(17,396)	(3,955)
Reduction to GP Holdings' Merger consideration due to SEC settlement-related party			(250)
Units repurchased related to unit-based compensation			(803)
Net cash (used in) provided by financing activities	(30,180)	21,307	76,769	(2,568)
Net (decrease) increase in cash, cash equivalents and restricted cash	(9,301)	6,301	38,620	11,326
Cash and cash equivalents and restricted cash-Beginning of period	56,767	18,147	18,147	6,821
Cash and cash equivalents and restricted cash-End of period	47,466	24,448	56,767	18,147
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	7,015	2,842	32,239	25,606
Cash paid during the period for income taxes		41	1,419	1,725
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	848	932	3,638
Operating cash flows from finance leases	116	116	495
Financing cash flows from finance leases	425	366	1,464
Non-cash investing and financing activities:
Acquisition of assets by financing		$ 1,314	2,277	2,673
Net transfers within assets held for sale	80,822		23,340	$ 543
Accrued paid-in-kind interest on Senior Secured Notes	$ 3,615		$ 7,867